Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Under Non-cancelable Operating Leases Agreements

Future minimum lease payments under non-cancelable operating leases agreements consist of the following as of December 31, 2017:

	RMB	US$
Year ending December 31:
2018	43,905,311	6,748,123
2019	40,490,584	6,223,289
2020 and after	8,789,893	1,350,982

Total	93,185,788	14,322,394